Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Estimates of Future Commitments
Detailed below are estimates of significant future commitments under these arrangements as of December 31, 2025:

(millions of U.S. dollars)	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Power purchase (1)	$44.3	$23.0	$12.8	$13.0	$12.4	$104.4	$209.9
Natural gas supply and service agreements (2)	109.3	62.2	51.1	49.0	46.1	159.5	477.2
Service agreements	12.6	7.4	1.7	—	—	—	21.7
Capital projects	2.1	—	—	—	—	—	2.1
Land easements and other	3.6	3.2	3.3	3.3	3.4	68.4	85.2
Total	$171.9	$95.8	$68.9	$65.3	$61.9	$332.3	$796.1
(1)    Power purchase: AQN's electric distribution facilities have commitments to purchase physical quantities of power for load serving requirements. The commitment amounts included in the table above are based on market prices as of December 31, 2025. However, the effects of purchased power unit cost adjustments are mitigated through a purchased power rate adjustment mechanism.
(2)    Natural gas supply and service agreements: AQN's natural gas distribution facilities have commitments to purchase physical quantities of natural gas under contracts for purposes of load serving requirements and of generating power.